Derivative financial instruments - Interest rates (Details) - Derivatives	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Minimum
Disclosure of financial instruments by interest rate
Discount rate on cash flow projections	(0.50%)	(0.50%)	(0.50%)
Maximum
Disclosure of financial instruments by interest rate
Discount rate on cash flow projections	3.60%	2.40%	2.70%